Acquisitions (Details Narrative) (USD $)	Dec. 31, 2013
Front Door [Member]
Net assets acquired	$ 25,777,406
Discount on note payable	34,904
Promissory note	1,400,000
Common stock, shares	1,166,667
Common stock	1,112,310
Front Door [Member] | Cash
Net assets acquired	100,000
Sequence [Member]
Net assets acquired	707,750
Common stock, shares	125,000
Common stock	183,750
Earn-out rate	10.00%
Earn-out payable	224,000
Sequence [Member] | Cash
Net assets acquired	$ 300,000